Annual Fund Operating Expenses - DWS Enhanced Commodity Strategy Fund	Oct. 01, 2020
Class A
Operating Expenses:
Management fee	0.78%	[1]
Distribution/service (12b-1) fees	0.25%
Other expenses	0.38%
Total annual fund operating expenses	1.41%
Fee waiver/expense reimbursement	0.20%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.21%
Class T
Operating Expenses:
Management fee	0.78%	[1]
Distribution/service (12b-1) fees	0.25%
Other expenses	0.30%
Total annual fund operating expenses	1.33%
Fee waiver/expense reimbursement	0.12%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.21%
Class C
Operating Expenses:
Management fee	0.78%	[1]
Distribution/service (12b-1) fees	1.00%
Other expenses	0.32%
Total annual fund operating expenses	2.10%
Fee waiver/expense reimbursement	0.14%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.96%
Class R6
Operating Expenses:
Management fee	0.78%	[1]
Distribution/service (12b-1) fees	none
Other expenses	0.20%
Total annual fund operating expenses	0.98%
Fee waiver/expense reimbursement	0.09%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.89%
INST Class
Operating Expenses:
Management fee	0.78%	[1]
Distribution/service (12b-1) fees	none
Other expenses	0.31%
Total annual fund operating expenses	1.09%
Fee waiver/expense reimbursement	0.20%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.89%
Class S
Operating Expenses:
Management fee	0.78%	[1]
Distribution/service (12b-1) fees	none
Other expenses	0.37%
Total annual fund operating expenses	1.15%
Fee waiver/expense reimbursement	0.14%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.01%

[1]	"Management fee" is restated to reflect the fund's new management fee rate effective October 1, 2020.